Significant Accounting Policies - Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos (Detail)	12 Months Ended
	Dec. 31, 2018 $ / $	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant accounting policies [line items]
Exchange Rate as of	19.6350
Guatemala [member] | Guatemala, Quetzal [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Quetzal
Average Exchange Rate for	2.56	2.57	2.46
Exchange Rate as of	2.54	2.69
Costa Rica [member] | Costa Rica, Colon [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colon
Average Exchange Rate for	0.03	0.03	0.03
Exchange Rate as of	0.03	0.03
Panama [member] | U S dollar [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	19.24	18.93	18.66
Exchange Rate as of	19.68	19.74
Colombia [member] | Colombian peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colombian peso
Average Exchange Rate for	0.01	0.01	0.01
Exchange Rate as of	0.01	0.01
Nicaragua [member] | Nicaragua, Cordoba [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Cordoba
Average Exchange Rate for	0.62	0.63	0.65
Exchange Rate as of	0.61	0.64
Argentina [member] | Argentine peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Argentine peso
Average Exchange Rate for	0.73	1.15	1.26
Exchange Rate as of	0.52	1.06
Venezuela [member] | Venezuelan bolivar fuerte [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Bolivar
Brazil [member] | Brazilian reais [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Reais
Average Exchange Rate for	5.29	5.94	5.39
Exchange Rate as of	5.08	5.97
Chile [member] | Chilean peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Chilean peso
Average Exchange Rate for	0.03	0.03	0.03
Exchange Rate as of	0.03	0.03
Euro Zone [member] | Euro [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Euro (€)
Average Exchange Rate for	22.71	21.32	20.66
Exchange Rate as of	22.54	23.57
Peru [member] | Peru, Nuevo Sol [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Nuevo Sol
Average Exchange Rate for	5.85	5.78	5.53
Exchange Rate as of	5.83	6.08
Ecuador [member] | U S dollar [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	19.24	18.93	18.66
Exchange Rate as of	19.68	19.74
Philippines [member] | Philippine peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Philippine peso
Average Exchange Rate for	0.37	0.38	0.39
Exchange Rate as of	0.37	0.40
Uruguay [member] | Uruguay Peso en Unidades Indexadas (UPUI) [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Uruguayan peso
Average Exchange Rate for	0.63	0.66	0.71
Exchange Rate as of	0.61	0.69